ASSETS HELD FOR SALE (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Nov. 20, 2025	Dec. 31, 2024
Assets
Mineral properties	$ 251,497		$ 256,059
Other (Accounts receivables, prepaid, etc.)	204		284
Property and equipment held for sale	1,694		1,923
Total assets held for sale	348,792		294,852
LIABILITIES
Accounts payable	13,802		7,162
Accrued liabilities	10,140		2,423
Total liabilities held for sale	130,739		$ 50,410
Cameron
Assets
Mineral properties	27,016
Cash	23	$ 5,000
Other (Accounts receivables, prepaid, etc.)	10
Property and equipment held for sale	11
Total assets held for sale	27,060
LIABILITIES
Accounts payable	137
Accrued liabilities	236
Total liabilities held for sale	$ 373